INVESTMENTS (Details)	1 Months Ended			12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Jun. 30, 2019	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 shares	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
INVESTMENTS
Investments in equity investees				¥ 35,297,395	¥ 73,915,119	$ 5,117,641
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
INVESTMENTS
Percentage of equity interest	12.76%
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
INVESTMENTS
Percentage of equity interest			9.90%
Beijing Weiming Naonao Technology Co. Ltd
INVESTMENTS
Percentage of equity interest					9.09%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
INVESTMENTS
Cost method investments				855,338	¥ 14,349,418	124,013
Shanghai Ronglei Culture Communication Co., Ltd. [Member]
INVESTMENTS
Percentage of equity interest					12.92%
Cost method investments				5,000,000		724,932
Nano Labs, Ltd. [Member]
INVESTMENTS
Investments in equity investees				¥ 584,566		84,754
Ordinary shares obtain | shares							260,642
Gameway Pte.Ltd. [Member]
INVESTMENTS
Equity method investments										¥ 600,000	$ 90,000.00
Percentage of equity interest				1.25%	1.25%
Cost method investments				¥ 634,870		92,047
Zte9 Network Technology Co. Ltd. Wuxi
INVESTMENTS
Equity method investment ownership ( as a percentage)					5.00%							5.00%
Skychain Technologies Inc. ("Skychain")
INVESTMENTS
Equity method investments					¥ 4,609,500								$ 1,500,000
Equity method investment ownership ( as a percentage)					9.81%							9.81%
Cost method investments					¥ 10,653,015							$ 15.11
Maxline Holdings Limited Maxline
INVESTMENTS
Equity method investment ownership ( as a percentage)					29.00%							29.00%
Nanyang Herbs Pte Ltd
INVESTMENTS
Equity method investment ownership ( as a percentage)					50.00%							50.00%
Shanghai The9 Education Technology Co Ltd
INVESTMENTS
Percentage of equity interest					19.20%
Dragonfly Ventures II, L.P. ("Dragonfly")
INVESTMENTS
Percentage of equity interest					1.19%
Cost method investments				19,519,950	¥ 19,519,950	2,830,127
Redblock Inc. ("Redblock")
INVESTMENTS
Percentage of equity interest					1.00%
Cost method investments				1,942,860	¥ 1,942,860	281,688
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
INVESTMENTS
Percentage of equity interest					9.90%
Shangdong Shanyeyunye Culture Co. Ltd
INVESTMENTS
Percentage of equity interest					10.00%
BeijingNaonao
INVESTMENTS
Percentage of equity interest		9.09%
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
INVESTMENTS
Percentage of equity interest					12.76%
Cost method investments					¥ 6,000,000
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
INVESTMENTS
Percentage of equity interest	4.00%				4.00%
Cost method investments					¥ 2,000,000
Shanghai Institute Of Visual Art Of Fudan University
INVESTMENTS
Cost method investments | $												$ 1.28
SMI Vantage("SMI")
INVESTMENTS
Equity method investments								¥ 2,100,000	$ 300,000
Investments in equity investees				¥ 6,759,811	¥ 14,850,376	$ 980,080						$ 9.10